General (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
General [Line Items]
Number of reportable segments	1
Estimated fair value of earn-out and an additional contingent consideration	$ 2,269	$ 1,428
Frisk Software, Inc. [Member]
General [Line Items]
Date of acquisition	Oct. 01, 2012
Purchase price	4,915
Cash paid	2,200
Equity instruments paid	1,678
Additional contingent consideration	351	51
Annual rates of amortization	8.00%
Estimated fair value of earn-out and an additional contingent consideration	456
Change in fair value of earn-out liability	7	397
Frisk Software, Inc. [Member] | Ordinary Shares [Member]
General [Line Items]
Number of shares authorized	750,000
Eleven GMBH [Member]
General [Line Items]
Date of acquisition	Nov. 16, 2012
Purchase price	22,293
Cash paid	11,543
Equity instruments paid	1,832
Additional contingent consideration	0	3,943
Annual rates of amortization	10.00%
Estimated fair value of earn-out and an additional contingent consideration	2,650
Change in fair value of earn-out liability	$ 737	$ 2,879
Eleven GMBH [Member] | Ordinary Shares [Member]
General [Line Items]
Number of shares authorized	806,750